Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2022 TWD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2022 USD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2022 JPY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2022 CNY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2021 TWD ($) $ / $ $ / ¥ $ / ¥	Dec. 31, 2021 USD ($) $ / $ $ / ¥ $ / ¥	Dec. 31, 2021 JPY (¥) $ / $ $ / ¥ $ / ¥	Dec. 31, 2021 CNY (¥) $ / $ $ / ¥ $ / ¥
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies | $	$ 15,034,220				$ 13,170,873
Exchange rate	30.73	30.73	30.73	30.73
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 6,418,052	$ 208,989			5,207,798	$ 188,143
Liabilities denominated in foreign currencies	$ 338,762	$ 11,031			$ 1,468,203	$ 53,042
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	30.7100	30.7100	30.7100	30.7100	27.6800	27.6800	27.6800	27.6800
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	30.7100	30.7100	30.7100	30.7100	27.6800	27.6800	27.6800	27.6800
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 26,712		¥ 114,940		$ 34,036		¥ 141,523
Liabilities denominated in foreign currencies	$ 368,989		¥ 1,587,732		$ 262,005		¥ 1,089,668
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2324	0.2324	0.2324	0.2324	0.2405	0.2405	0.2405	0.2405
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2324	0.2324	0.2324	0.2324	0.2405	0.2405	0.2405	0.2405
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 31,733			¥ 7,199	$ 21,477			¥ 4,944
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	4.4080	4.4080	4.4080	4.4080	4.3440	4.3440	4.3440	4.3440
Other Risks [Member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 338,102		¥ 1,454,830		$ 384,521		¥ 1,598,839
Other Risks [Member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2324	0.2324	0.2324	0.2324	0.2405	0.2405	0.2405	0.2405
Other Risks [Member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 4,086,378			¥ 927,037	$ 3,596,012			¥ 827,811
Other Risks [Member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	4.4080	4.4080	4.4080	4.4080	4.3440	4.3440	4.3440	4.3440